Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35773
Entity Registrant Name	RedHill Biopharma Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	21 Ha’arba’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6473921
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	1,179,708,894
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001553846
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1309
American Depositary Shares, each representing ten Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four hundred Ordinary Shares (400)
Trading Symbol	RDHL
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share (2)
Trading Symbol	RDHL
Security Exchange Name	NASDAQ
Business contact
Document Information [Line Items]
Entity Address, Address Line One	21 Ha’arba’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6473921
Entity Address, Country	IL
City Area Code	972
Local Phone Number	3-541-3131
Contact Personnel Name	Micha Ben Chorin
Contact Personnel Fax Number	972-3-541-3144